Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash		$ 4,730	$ 818,833
Prepaid expenses	45,154	107,179	342,364
Total current assets	45,154	111,909	1,161,197
Prepaid expenses – noncurrent			107,084
Investments held in Trust Account	23,124,223	25,517,987	233,452,747
Total Assets	23,169,377	25,629,896	234,721,028
Current liabilities:
Accounts payable	5,478,623	783,055	10,035
Accrued expenses	1,048,592	1,906,825	126,644
Accrued offering costs	224,235	224,235	231,235
Forward purchase units	7,050,000
Total current liabilities	15,899,906	3,251,531	417,096
Deferred underwriting fee payable	5,635,000	8,050,000	8,050,000
Total Liabilities	21,534,906	11,301,531	8,467,096
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	23,024,223	25,417,987	233,450,000
Shareholders’ Deficit:
Preference, value
Additional paid-in capital
Accumulated deficit	(21,390,327)	(11,090,197)	(7,196,643)
Total shareholders’ deficit	(21,389,752)	(11,089,622)	(7,196,068)
Total Liabilities and Shareholders’ Deficit	23,169,377	25,629,896	234,721,028
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary, value
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary, value	575	575	575
Related Party
Current liabilities:
Accounts payable – related party	43,940	104,808	49,182
Accrued expense – related party		10,977
Convertible promissory notes – related party	$ 2,054,516	$ 221,631